Average Annual Total Returns - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund	Apr. 29, 2023
Fidelity California Limited Term Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(4.38%)
Past 5 years	0.78%
Past 10 years	1.09%
Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.38%)
Past 5 years	0.77%
Past 10 years	1.08%
Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.07%)
Past 5 years	0.96%
Past 10 years	1.22%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB286
Average Annual Return:
Past 1 year	(3.59%)
Past 5 years	0.99%
Past 10 years	1.21%